Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	73-1520922
Plan number	002
Participant loan, current value	$ 28,038
Asset held for investment	$ 1,722,913
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: Baird Core Plus Bond Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 17,111
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund Class X | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	30,026
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	37,574
Investment, Identifier [Axis]: Fidelity Balanced K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	44,990
Investment, Identifier [Axis]: Fidelity Emerging Markets Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,477
Investment, Identifier [Axis]: Invesco Stable Value Trust Class B1 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,662
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	112,972
Investment, Identifier [Axis]: JPMorgan Small Cap Equity Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	30,758
Investment, Identifier [Axis]: ONE Gas Inc. Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,291
Investment, Identifier [Axis]: ONEOK, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	220,727
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund Admiral Shares | Money Market Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	30,409
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,133
Investment, Identifier [Axis]: Vanguard FTSE All-World ex-US Index Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,053
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Plus | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	162,374
Investment, Identifier [Axis]: Vanguard Primecap Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	97,317
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,647
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	41,252
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	79,669
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	108,490
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	124,990
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	138,688
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	146,062
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	129,976
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	48,321
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	24,093
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,208
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,237
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 9,368